Goodwill, Trade Name and Other Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Wilco Holdco Inc
Goodwill, Trade Name and Other Intangible Assets

4. Goodwill, Trade Name and Other Intangible Assets

Changes in the carrying amount of goodwill consisted of the following (in thousands):

	Three Months Ended	Year Ended
	March 31, 2021	December 31, 2020
Beginning balance	$1,330,085	$1,330,085
Additions – acquisitions	—	—

Ending balance	$1,330,085	$1,330,085

The table below summarizes the Company’s carrying amount of trade name and other intangible assets at March 31, 2021 and December 31, 2020 (in thousands):

	March 31, 2021	December 31, 2020
Gross intangible assets:
ATI trade name (1)	$643,700	$643,700
Non-compete agreements	5,328	4,678
Other intangible assets	640	640
Accumulated amortization:
Accumulated amortization – non-compete agreements	(4,481)	(4,437)
Accumulated amortization – other intangible assets	(253)	(242)

Total trade name and other intangible assets, net	$644,934	$644,339

(1)	Not subject to amortization.

Amortization expense for the three months ended March 31, 2021 and 2020 was immaterial. The Company estimates that amortization expense related to intangible assets is expected to be immaterial over the next five fiscal years and thereafter.

4. Goodwill, Trade Name and Other Intangible Assets

Our indefinite-lived intangible assets consist of certain trade names. The Company’s primary trade name has earned a reputation with patients, physicians, payors and employers for providing high quality therapy services with superior patient outcomes. We test indefinite-lived intangible assets for impairment on an annual basis as of October 1. The Company concluded that no indefinite-lived intangible asset impairment existed at the time of annual impairment tests performed for the years ended December 31, 2020, 2019 and 2018.

The Company has one reporting unit for purposes of the Company’s annual goodwill impairment test, which is completed as of October 1. The Company concluded that no goodwill impairment existed at the time of the annual impairment tests performed for the years ended December 31, 2020 and 2019.

The Company has not identified any triggering events occurring after the testing date that would impact the impairment testing results obtained but will continue to monitor the fair value of the Company. If the estimated cash flows decrease, impairment charges may need to be recorded in the future. Factors that could result in the cash flows being lower than the current estimates include decreased revenue caused by unforeseen changes in the healthcare market or the inability to achieve the estimated operating margins in the forecasts due to unforeseen factors. Additionally, changes in the broader economic environments could cause changes to the estimated discount rates and comparable company valuation indicators which may impact the estimated fair values.

Changes in the carrying amount of goodwill were as follows for the years ended December 31, 2020 and 2019 (in thousands):

	2020	2019

Beginning balance	$1,330,085	$1,327,837
Additions—acquisitions	—	2,248

Ending balance	$1,330,085	$1,330,085

The table below summarizes the Company’s carrying amount of trade name and other intangible assets at December 31, 2020 and 2019 (in thousands):

	2020	2019
Gross intangible assets:
ATI trade name(1)	$643,700	$643,700
Non-compete agreements	4,678	4,428
Other intangible assets	640	640
Accumulated amortization:
Accumulated amortization—non-compete agreements	(4,437)	(4,290)
Accumulated amortization—other intangible assets	(242)	(199)

Total trade name and other intangible assets, net	$644,339	$644,279

(1)	Not subject to amortization.

Upon the adoption of ASC 842, the Company’s above market leases and below market leases were reclassified and included in the measurement of ROU assets for all reporting periods after January 1, 2020. Prior to the adoption of ASC 842, below market leases were included in other non-current assets and above market leases were included in deferred leasehold interests, net in the Company’s consolidated balance sheets. Above market leases and below market leases were amortized over the term of the respective leases. The gross carrying amount and related accumulated amortization of the Company’s above market leases and below market leases, after the impact of related impairment charges, were as follows at December 31, 2019 (in thousands):

	2019
	Below Market Leases	Above Market Leases
Gross carrying value	$2,688	$10,303
Accumulated amortization	(1,260)	(7,234)

Ending balance	$1,428	$3,069

The following table presents the amount of amortization expense (income) recorded in clinic operating costs and selling, general and administrative expenses in the Company’s consolidated statements of operations and comprehensive income (loss) for the years ended December 31, 2020, 2019 and 2018 (in thousands):

	2020	2019	2018
Clinic operating costs:
Amortization income(1)	$—	$(1,230)	$(1,662)
Selling, general and administrative expenses:
Amortization expense	190	215	327

Total expense (income)	$190	$(1,015)	$(1,335)

(1)

Clinic operating costs amortization income was primarily related to the amortization of above and below market leases. Due to the adoption of ASC 842, there was no above and below market lease amortization during fiscal year 2020.

The Company estimates that amortization expense related to intangible assets is expected to be immaterial over the next five fiscal years and thereafter.